UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: Septemeber 30,
2012
Check here if Amendment [ ]; Amendment Number: 1
This Amendment (Check only one):[ ] is a restatement
[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
YieldQuest Advisors
3280 Peachtree Rd.
Suite 2600
Atlanta, GA  30305
Form 13F File Number: 028-12339
Person Signing this Report on Behalf of Reporting Manager:
Gary Schwartz, Compliance Officer, (404) 446-3370
ATTENTION--Intentional misstatements or omissions of facts constitute
Federal Criminal Violations.
See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signature, Place and Date of Signing:
/s/ Gary Schwartz                 Atlanta, Georgia
                                 November 13, 2012
EXPLANATION: We are no longer a 13F filer.  This is our last fling.
Report Type (Check only one):[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other manager(s).)

Form 13F SUMMARY PAGE
Report Summary

Number of Other Included Managers:  0
Form 13F Information Table Entry Total:   14
Form 13F Information Table Value Total:  $2,671 (x1000)

List of Other Included Managers:  NONE

Name of Issuer   Title of Class   Cusip      Value       SHRS/PRN AMT      Investment  Other             Voting Authority
                                            (x$1000)    CALL/PUT          Discretion Managers        Sole    Shared    None
Name of Issuer	Title of Class	Cusip	Value (x$1000)	SHRS/PRN AMT  CALL/PUT  	Investment Discretion	Other Managers	SOLE	SHARED	NONE
ISHARES BARCLAYS 1-3 YEAR CR	COM	464288646	5	45 SH		SHARED			45
NUVEEN DIVERSIFIED CURRENCY	COM	67090N109	125	9432 SH		SHARED			9432
ADVENT CLAYMORE CONVERTIBLE	COM	007639107	124	18371 SH	SHARED			18371
NUVEEN PENNSYLVANIA MUNICIPA	COM	67074K105	126	7850 SH		SHARED			7850
PROSHARES ULTRASHORT 20+Y TR	COM	74347B201	1035	16590 SH	SHARED			16590
AMERICAN STRATEGIC INC III	COM	03009T101	169	22543 SH	SHARED			22543
AMERICAN STRATEGIC INCOME II	COM	030099105	148	16480 SH	SHARED			16480
AMERICAN SELECT PORTFOLIO	COM	029570108	125	11234 SH	SHARED			11234
SPDR NUVEEN BARCLAYS S/T MUN	COM	78464A425	86	3500 SH		SHARED			3500
MARKET VECTORS INVESTMENT GR	COM	57060U514	26	1074 SH		SHARED			1074
NEXPOINT CREDIT STRATEGIES	COM	65340G106	197	28508 SH	SHARED			28508
BLACKROCK ENHANCED GOVT FUND	COM	09255K108	153	9825 SH		SHARED			9825
DIREXION DLY 20+Y TR BEAR 3X	COM	25459Y678	189	3550 SH		SHARED			3550
BARCLAYS PLC-SPONS ADR		COM	06739H362	163	6275 SH		SHARED			6275